DERIVATIVE FINANCIAL INSTRUMENTS - Currency Risk Management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
U S Dollar Call Options
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0
2021
Disclosure of detailed information about financial instruments [line items]
Non-hedge derivatives	$ 1,188,000	$ 252,000